Pension and Other Postretirement Benefit Plans (Other Changes in Plan Assets and Benefit Obligations Recognized in OCI) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plans and Other Postretirement Benefit Plan [Line Items]
Current year actuarial loss / (gain)	$ 78	$ 6	$ 102
Current year prior service cost (credit)	(156)	(9)	5
Total recognized in other comprehensive income (loss) (pre-tax)	$ (171)	$ (52)	$ 48
Amortization of actuarial losses (in years)	21 years
Amortization of prior service credit (in years)	13 years
Other Postretirement Benefits
Defined Benefit Plans and Other Postretirement Benefit Plan [Line Items]
Current year actuarial loss / (gain)	$ 9
Actuarial (loss) recognized during the year	0
Current year prior service cost (credit)	(156)
Prior service credit (cost) recognized during the year	32
Total recognized in other comprehensive income (loss) (pre-tax)	(115)
Total recognized in net periodic benefit costs and other comprehensive income (loss) (pre-tax)	(134)
United States Pension Benefits | Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plan [Line Items]
Current year actuarial loss / (gain)	0
Actuarial (loss) recognized during the year	(101)
Current year prior service cost (credit)	0
Prior service credit (cost) recognized during the year	0
Total recognized in other comprehensive income (loss) (pre-tax)	(101)
Total recognized in net periodic benefit costs and other comprehensive income (loss) (pre-tax)	(68)
Foreign Pension Benefits | Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plan [Line Items]
Current year actuarial loss / (gain)	69
Actuarial (loss) recognized during the year	(24)
Current year prior service cost (credit)	0
Prior service credit (cost) recognized during the year	0
Total recognized in other comprehensive income (loss) (pre-tax)	45
Total recognized in net periodic benefit costs and other comprehensive income (loss) (pre-tax)	$ 61